Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial instruments fair value	$ 9,913,517	$ 8,805,745
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	56,819,567	37,333,260
Financial instruments fair value	9,203,636	7,686,169
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	262,699	1,118,169
Financial instruments fair value	262,699	1,118,169
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	8,729,908	23,880
Financial instruments fair value	419,159	$ 1,407
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	123,458,969
Financial instruments fair value	$ 28,023